Freedom 100 Emerging Markets ETF
Schedule of Investments
December 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 98.5%
Brazil - 5.9%
781,354	B3 S.A. - Brasil Bolsa Balcao	$1,972,716
52,235	Banco Santander Brasil S.A. ADR (a)	281,547
392,663	Magazine Luiza S.A. (b)	203,778
129,490	Natura & Co. Holding S.A.	285,725
79,062	Rede D'Or Sao Luiz S.A. (c)	438,605
106,216	Suzano S.A.	974,095
609,935	Vale S.A.	10,319,711
209,248	WEG S.A.	1,532,180
		16,008,357
Chile - 23.3%
83,706,643	Banco de Chile	8,683,978
106,121	Banco de Credito e Inversiones S.A.	3,051,331
2,464,131	Cencosud S.A.	4,052,417
117,733	Cia Cervecerias Unidas S.A. ADR	1,544,657
120,174,685	Cia Sud Americana de Vapores S.A.	9,492,135
15,317,364	Colbun S.A.	1,576,429
2,123,976	Empresas CMPC S.A.	3,545,343
685,626	Empresas Copec S.A.	5,115,623
3,233,525	Falabella S.A.	6,289,792
250,426	Sociedad Quimica y Minera de Chile S.A. ADR	19,994,012
		63,345,717
Indonesia - 5.9%
5,015,245	Adaro Energy Indonesia Tbk PT	1,240,321
17,845,893	Bank Central Asia Tbk PT	9,801,342
9,195,144	Barito Pacific Tbk PT	445,950
1,860,111	Chandra Asri Petrochemical Tbk PT	307,081
2,382,761	Charoen Pokphand Indonesia Tbk PT	864,789
155,262	Gudang Garam Tbk PT	179,522
975,945	Indah Kiat Pulp & Paper Tbk PT	546,981
6,488,404	Kalbe Farma Tbk PT	871,095
4,429,449	Merdeka Copper Gold Tbk PT (b)	1,172,271
8,396,029	Sarana Menara Nusantara Tbk PT	593,264
		16,022,616
Malaysia - 5.7%
1,948,619	Dialog Group Bhd	1,083,795
1,460,388	DiGi.Com Bhd	1,326,119
1,150,526	Genting Bhd	1,170,115
671,804	Hartalega Holdings Bhd	259,266
276,028	Hong Leong Bank Bhd	1,288,340
200,786	Kuala Lumpur Kepong Bhd	1,019,200
213,671	PPB Group Bhd	845,953
1,381,975	Press Metal Aluminium Holdings Bhd	1,530,996
6,408,530	Public Bank Bhd	6,284,869
2,623,216	Top Glove Corp. Bhd	538,935
		15,347,588

Freedom 100 Emerging Markets ETF
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Shares		Value
Mexico - 3.1%
1,292,900	America Movil S.A.B. de C.V.	$1,167,734
72,169	Arca Continental S.A.B. de C.V.	585,307
35,481	Becle S.A.B. de C.V.	77,475
122,775	Cemex S.A.B. de C.V. ADR (b)	497,239
28,466	Fomento Economico Mexicano S.A.B. de C.V. ADR	2,223,764
118,194	Grupo Bimbo S.A.B. de C.V. - Class A	499,185
6,155	Grupo Elektra S.A.B. de C.V.	345,958
263,842	Grupo Financiero Banorte S.A.B. de C.V.	1,898,812
151,913	Grupo Financiero Inbursa S.A.B. de C.V. (b)	257,262
251,008	Grupo Mexico S.A.B. de C.V. - Class B	884,933
71,276	Sitios Latinoamerica S.A.B. de C.V. (b)	33,651
		8,471,320
Philippines - 2.1%
133,608	ACEN Corp.	18,269
44,536	Ayala Corp.	555,426
289,600	Bank of the Philippine Islands	530,065
359,807	BDO Unibank, Inc.	682,457
5,057	Globe Telecom, Inc.	197,824
193,261	International Container Terminal Services, Inc.	693,593
640,836	JG Summit Holdings, Inc.	578,423
46,154	Manila Electric Co.	247,469
336,870	Metropolitan Bank & Trust Co.	326,427
15,996	PLDT, Inc.	378,031
89,695	SM Investments Corp.	1,448,576
		5,656,560
Poland - 10.8%
143,813	Alior Bank S.A. (b)	1,124,875
93,587	Asseco Poland S.A.	1,550,759
334,725	Bank Polska Kasa Opieki S.A.	6,608,400
73,472	CCC S.A. (b)	718,898
115,811	CD Projekt S.A.	3,426,738
378,663	Cyfrowy Polsat S.A.	1,521,964
84,907	Dino Polska S.A. (b)(c)	7,273,009
27,448	KRUK S.A.	1,942,068
1,977	LPP S.A.	4,805,608
9,039	TEN Square Games S.A.	261,184
		29,233,503
Republic of Korea - 15.2%
16,437	Celltrion, Inc.	2,086,335
19,350	Hyundai Motor Co.	2,310,676
41,996	Kakao Corp.	1,763,533
6,353	LG Chem Ltd.	3,014,472
1,394	LG H&H Co., Ltd.	795,941
19,119	NAVER Corp.	2,683,766
2,265	Samsung Biologics Co., Ltd. (b)(c)	1,470,593
447,743	Samsung Electronics Co., Ltd.	19,581,011
6,321	Samsung SDI Co., Ltd.	2,954,299
76,837	SK Hynix, Inc.	4,557,355
		41,217,981

Freedom 100 Emerging Markets ETF
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Shares		Value
South Africa - 6.7%
71,336	AngloGold Ashanti Ltd. ADR	$1,385,345
22,473	Capitec Bank Holdings Ltd.	2,458,185
940,109	FirstRand Ltd.	3,437,038
152,530	Gold Fields Ltd. ADR	1,578,686
145,432	Impala Platinum Holdings Ltd.	1,824,314
317,021	MTN Group Ltd.	2,375,150
59,288	Northam Platinum Holdings Ltd. (b)	653,132
398,339	Sanlam Ltd.	1,142,181
401,725	Sibanye Stillwater Ltd.	1,057,317
238,967	Standard Bank Group Ltd.	2,359,819
		18,271,167
Taiwan - 16.7%
1,545,770	Cathay Financial Holding Co., Ltd.	2,011,706
901,669	Chunghwa Telecom Co., Ltd.	3,315,013
349,480	Delta Electronics, Inc.	3,257,667
209,437	Formosa Petrochemical Corp.	547,178
767,766	Formosa Plastics Corp.	2,168,245
1,293,940	Fubon Financial Holding Co., Ltd.	2,370,185
2,395,785	Hon Hai Precision Industry Co., Ltd.	7,787,051
299,192	MediaTek, Inc.	6,084,007
194,925	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,519,963
2,488,574	United Microelectronics Corp.	3,295,374
		45,356,389
Thailand - 3.1%
169,275	Advanced Info Service PCL	953,042
1,649,412	Bangkok Dusit Medical Services PCL	1,381,058
857,505	CP ALL PCL	1,689,757
161,146	Energy Absolute PCL	451,311
631,649	Gulf Energy Development PCL	1,007,611
270,332	Indorama Ventures PCL	318,061
186,788	Intouch Holdings PCL	416,612
372,307	Kasikornbank PCL	1,585,543
374,531	PTT Global Chemical PCL	510,945
56,959	Siam Makro PCL	65,782
		8,379,722
	TOTAL COMMON STOCKS (Cost $299,485,026)	267,310,920

PREFERRED STOCKS - 1.3%
Brazil - 1.3%
154,937	Banco Bradesco S.A. ADR	446,219
652,544	Itau Unibanco Holding S.A. ADR	3,073,482
	TOTAL PREFERRED STOCKS (Cost $3,706,933)	3,519,701

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
274,639	First American Government Obligations Fund - Class X, 4.08% (d)	274,639
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $274,639)	274,639

Freedom 100 Emerging Markets ETF
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Shares		Value
MONEY MARKET FUNDS - 0.5%
1,379,887	First American Government Obligations Fund - Class X, 4.08% (d)	$1,379,887
	TOTAL MONEY MARKET FUNDS (Cost $1,379,887)	1,379,887

	TOTAL INVESTMENTS (Cost $304,846,485) - 100.4%	272,485,147
	Other Liabilities in Excess of Assets - (0.4%)	(1,172,141)
	TOTAL NET ASSETS - 100.0%	$271,313,006

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	This security or a portion of this security was out on loan as of December 31, 2022. Total loaned securities had a market value of $267,468 as of December 31, 2022.
(b)	Non-income producing security.
(c)	144A restricted security.
(d)	Rate shown is the 7-day effective yield.

Freedom 100 Emerging Markets ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2022, the Fund did not hold any securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Freedom 100 Emerging Markets ETF

The following is a summary of the fair value classification of the Fund’s investments as of December 31, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Freedom 100 Emerging Markets ETF
Assets*
Common Stocks	$267,310,920	$-	$-	$267,310,920
Preferred Stocks	3,519,701	-	-	3,519,701
Investments purchased with Proceeds from Securities Lending	274,639	-	-	274,639
Money Market Funds	1,379,887	-	-	1,379,887
Total Investments in Securities	$272,485,147	$-	$-	$272,485,147

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended December 31, 2022, there were no transfers between Levels 1 and 3 during the reporting period. Below is a reconciliation that details the activity of securities classified as Level 3 during the period ended December 31, 2022.

Freedom 100 Emerging Markets ETF
Rights
Value, Beginning of Period	$1,698
Purchases	-
Proceeds from Sales	(3,070)
Net Realized Gains (Losses)	-
Return of Capital	-
Change in Unrealized Appreciation (Depreciation)	1,372
Transfers In/(Out) of Level 3	-
Value, End of Period	-